Subsequent Events (Details) - Major ordinary share transactions [member]	1 Months Ended
	Dec. 20, 2021 USD ($)	Dec. 20, 2021 CAD ($) $ / shares shares	Nov. 21, 2021 USD ($)	Nov. 21, 2021 CAD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Description on loan agreement			i) a loan agreement with Ekidos dated November 21, 2021, whereby the Company loaned to Ekidos $490,000, (ii) a loan agreement with Ekidos dated December 8, 2021, in the amount of $490,000, (iii) the loan agreement with Ekidos dated December 22, 2021, in the amount of $490,000, and (vi) the loan agreement with Ekidos dated December 29, 2021, in the amount of $490,000. These loans are interest free and repayable on March 31, 2022.	i) a loan agreement with Ekidos dated November 21, 2021, whereby the Company loaned to Ekidos $490,000, (ii) a loan agreement with Ekidos dated December 8, 2021, in the amount of $490,000, (iii) the loan agreement with Ekidos dated December 22, 2021, in the amount of $490,000, and (vi) the loan agreement with Ekidos dated December 29, 2021, in the amount of $490,000. These loans are interest free and repayable on March 31, 2022.
Third and Final Tranche [Member]
Subsequent Events (Details) [Line Items]
Number of common shares | shares		1,520,000		2,106,000
Price per share | $ / shares		$ 1		$ 1
Gross proceeds	$ 1,186,388	$ 1,520,000	$ 1,670,756	$ 2,106,000